American Funds 2020 Target Date Retirement Fund® Summary prospectus November 1, 2015

Class A	B	C	F-1	F-2	R-1	R-2
AACTX	BBCTX	CCCTX	FAOTX	FBCTX	RACTX	RBCTX
					R-1	R-2
R-2E	R-3	R-4	R-5E	R-5	R-6
RBEHX	RCCTX	RDCTX	RHCTX	RECTX	RRCTX

Before you invest, you may want to review the fund’s prospectus and statement of additional information, which contain more information about the fund and its risks. You can find the fund’s prospectus, statement of additional information and other information about the fund online at americanfunds.com/prospectus. You can also get this information at no cost by calling (800) 421-4225 or by sending an email request to prospectus@americanfunds.com. The current prospectus and statement of additional information, dated November 1, 2015, are incorporated by reference into this summary prospectus.

Investment objectives

Depending on the proximity to its target date, the fund will seek to achieve the following objectives to varying degrees: growth, income and conservation of capital. The fund will increasingly emphasize income and conservation of capital by investing a greater portion of its assets in bond, equity income and balanced funds as it approaches and passes its target date. In this way, the fund seeks to balance total return and stability over time.

Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in American Funds. More information about these and other discounts is available from your financial professional and in the “Sales charge reductions and waivers” section on page 96 of the prospectus and on page 85 of the fund’s statement of additional information.

Shareholder fees (fees paid directly from your investment)
	Share classes
	Class A	B	C	F-1	F-2	All R share classes
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	1.00[1]	5.00%	1.00%	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none	none	none	none
Redemption or exchange fees	none	none	none	none	none	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	A	B	C	F-1	F-2	R-1	R-2
Management fees	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution and/or service (12b-1) fees	0.23	1.00[3]	1.00	0.25	none	1.00	0.75
Other expenses	0.12	0.11	0.11	0.12	0.13	0.15	0.38[3]
Acquired (underlying) fund fees and expenses	0.36	0.36	0.36	0.36	0.36	0.36	0.36
Total annual fund operating expenses	0.81	1.57	1.57	0.83	0.59	1.61	1.59
Fee waiver[2]	0.10	0.10	0.10	0.10	0.10	0.10	0.10
Total annual fund operating expenses after fee waiver	0.71	1.47	1.47	0.73	0.49	1.51	1.49

	R-2E	R-3	R-4	R-5E	R-5	R-6
Management fees	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution and/or service (12b-1) fees	0.60[3]	0.50	0.25	none	none	none
Other expenses	0.15	0.19[3]	0.12	0.18[3]	0.06	0.02
Acquired (underlying) fund fees and expenses	0.36	0.36	0.36	0.36	0.36	0.36
Total annual fund operating expenses	1.21	1.15	0.83	0.64	0.52	0.48
Fee waiver[2]	0.10	0.10	0.10	0.10	0.10	0.10
Total annual fund operating expenses after fee waiver	1.11	1.05	0.73	0.54	0.42	0.38

1 A contingent deferred sales charge of 1.00% applies on certain redemptions within one year following purchases of $1 million or more made without an initial sales charge.

2 The investment adviser is currently waiving its management fee of .10%. This waiver will be in effect through at least November 1, 2016. The waiver may only be modified or terminated with the approval of the series’ board.

3 Based on estimated amounts for the current fiscal year.

1     American Funds 2020 Target Date Retirement Fund / Summary prospectus

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share classes	1 year	3 years	5 years	10 years
A	$643	$809	$ 990	$1,510
B	650	886	1,046	1,654
C	250	486	846	1,859
F-1	75	255	451	1,016
F-2	50	179	319	728
R-1	154	498	867	1,903
R-2	152	492	856	1,879
R-2E	113	374	655	1,456
R-3	107	355	623	1,387
R-4	75	255	451	1,016
R-5E	55	195	347	788
R-5	43	157	281	643
R-6	39	144	259	594

For the share classes listed below, you would pay the following if you did not redeem your shares:

Share classes	1 year	3 years	5 years	10 years
B	$150	$486	$846	$1,654
C	150	486	846	1,859

Portfolio turnover The fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 4% of the average value of its portfolio.

American Funds 2020 Target Date Retirement Fund / Summary prospectus     2

Principal investment strategies

The fund will attempt to achieve its investment objectives by investing in a mix of American Funds in different combinations and weightings. The underlying American Funds represent a variety of fund categories such as growth funds, growth-and-income funds, equity-income funds and a balanced fund and bond funds. The fund categories represent differing investment objectives. For example, growth funds seek long-term growth primarily through investing in both U.S. stocks and stocks of issuers domiciled outside the U.S. Growth-and-income funds seek long-term growth and income primarily through investments in stocks. Equity-income and balanced funds generally strive for income and growth through stocks and/or bond investments, while bond funds seek current income through bond investments. The fund is designed for investors who plan to retire in, or close to, the year designated in the fund’s name.

The investment adviser may periodically rebalance or modify the asset mix of the funds and change the underlying fund investments. According to its current investment approach, the investment adviser will continue to manage the fund for approximately thirty years after the fund reaches its target date. Thirty years after its target date, the fund may be combined with other funds in a single portfolio with an investment allocation that will not evolve beyond that which is in effect at that time.

The following chart illustrates the investment approach of the fund by showing how its investment in the various fund categories will change over time. The allocations shown reflect the fund’s target allocations as of January 1, 2015.

Investment approach

The investment adviser anticipates that the fund will invest its assets within a range that deviates no more than 10% above or below the investment approach set forth above. For example, a 40% target allocation to growth funds is not expected to be greater than 50% nor less than 30%. The investment adviser will continuously monitor the fund and may make modifications to either the investment approach or the underlying fund allocations that the investment adviser believes could benefit shareholders.

3     American Funds 2020 Target Date Retirement Fund / Summary prospectus

Principal risks

This section describes the principal risks associated with the fund’s and its underlying funds’ principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

The following are certain risks associated with the fund’s investment strategies.

Allocation risk — Investments in the fund are subject to risks related to the investment adviser’s allocation choices. The selection of the underlying funds and the allocation of the fund’s assets could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. For investors who are close to or in retirement, the fund’s equity exposure may result in investment volatility that could reduce an investor’s available retirement assets at a time when the investor has a need to withdraw funds. For investors who are farther from retirement, there is a risk the fund may invest too much in investments designed to ensure capital conservation and current income, which may prevent the investor from meeting his or her retirement goals.

Fund structure — The fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly and in the same proportions as the fund would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by the fund.

Underlying fund risks — Because the fund’s investments consist of underlying funds, the fund’s risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing in the underlying funds, as described below.

The following are certain risks associated with the underlying funds’ investment strategies.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the underlying funds may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the underlying funds may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in stocks — Investing in stocks may involve larger price swings and greater potential for loss than other types of investments. As a result, the value of the underlying funds may be subject to sharp, short-term declines in value. Income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the underlying fund invests. These risks will be more significant for the fund in the years preceding its target date because a greater proportion of the fund’s assets will consist of underlying funds that primarily invest in stocks.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The underlying funds’ investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks. These risks will be more significant as the fund approaches and passes its target date because a greater proportion of the fund’s assets will consist of underlying funds that primarily invest in bonds.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in lower quality, higher yielding debt securities rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined by the investment adviser to be of equivalent quality, which securities are sometimes referred to as “junk bonds.”

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

American Funds 2020 Target Date Retirement Fund / Summary prospectus     4

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the underlying fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the underlying fund’s cash available for reinvestment in higher yielding securities.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in future delivery contracts — An underlying fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve an underlying fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the underlying fund’s market exposure, and the market price of the securities that the underlying fund contracts to repurchase could drop below their purchase price. While an underlying fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the underlying fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the underlying fund.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by an underlying fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the underlying fund’s net asset value. Additionally, there may be increased settlement risks for transactions in local securities.

Management — The investment adviser to the fund and to the underlying funds actively manages each underlying fund’s investments. Consequently, the underlying funds are subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

5     American Funds 2020 Target Date Retirement Fund / Summary prospectus

Investment results

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with different broad measures of market results. This information provides some indication of the risks of investing in the fund. The S&P 500 Index represents a portion of the equity securities in the U.S. in which certain underlying funds may invest. The MSCI® All Country World ex USA Index represents a portion of the equity securities outside the U.S. in which certain underlying funds may invest. The Barclays U.S. Aggregate Index represents a portion of the fixed-income securities in which certain underlying funds may invest. The Lipper Mixed-Asset Target 2020 Funds Index includes the fund and other funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting americanfunds.com.

Average annual total returns For the periods ended December 31, 2014 (with maximum sales charge):
Share class	Inception date	1 year	5 years	Lifetime
A – Before taxes	2/1/2007	0.34%	8.32%	4.21%
– After taxes on distributions		–0.49	7.37	3.29
– After taxes on distributions and sale of fund shares		0.86	6.26	2.98

Share classes	Inception date	1 year	5 years	Lifetime
R-1	2/1/2007	5.61%	8.79%	4.20%
R-2	2/1/2007	5.61	8.86	4.25
R-3	2/1/2007	6.04	9.27	4.65
R-4	2/1/2007	6.35	9.62	4.99
R-5	2/1/2007	6.68	9.93	5.30
R-6	7/13/2009	6.74	10.00	12.83

Indexes	1 year	5 years	Lifetime (from Class A inception)
S&P Target Date Through 2020 Index (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	5.80%	9.72%	4.97%
S&P 500 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	13.66	15.44	6.85
MSCI All Country World ex USA Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	–3.87	4.43	1.19
Barclays U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	5.97	4.45	5.11
Lipper Mixed-Asset Target 2020 Funds Index (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	4.97	8.44	4.53

After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account (IRA).

American Funds 2020 Target Date Retirement Fund / Summary prospectus     6

Management

Investment adviser Capital Research and Management CompanySM

Portfolio oversight committee The investment adviser’s Portfolio Oversight Committee develops the allocation approach and selects the underlying funds in which the fund invests. The members of the Portfolio Oversight Committee are:

Investment professional/ Series title (if applicable)	Investment professional experience in this fund	Primary title with investment adviser
John H. Smet Vice Chairman of the Board	9 years	Partner – Capital Fixed Income Investors
Alan N. Berro Senior Vice President	9 years	Partner – Capital World Investors
Joanna F. Jonsson Senior Vice President	1 year	Partner – Capital World Investors
James B. Lovelace Senior Vice President	9 years	Partner – Capital Research Global Investors
Wesley K.-S. Phoa Senior Vice President	4 years	Partner – Capital Fixed Income Investors
Andrew B. Suzman Senior Vice President	4 years	Partner – Capital World Investors
Bradley J. Vogt Senior Vice President	4 years	Partner – Capital Research Global Investors

Purchase and sale of fund shares

The minimum amount to establish an account for all share classes is $250 and the minimum to add to an account is $50. For a payroll deduction retirement plan account or payroll deduction savings plan account, the minimum is $25 to establish or add to an account.

If you are a retail investor, you may sell (redeem) shares on any business day through your dealer or financial advisor or by writing to American Funds Service Company® at P.O. Box 6007, Indianapolis, Indiana 46206-6007; telephoning American Funds Service Company at (800) 421-4225; faxing American Funds Service Company at (888) 421-4351; or accessing our website at americanfunds.com. Please contact your plan administrator or recordkeeper in order to sell (redeem) shares from your retirement plan.

Tax information

Dividends and capital gain distributions you receive from the fund are subject to federal income taxes and may be subject to state and local taxes unless you are tax-exempt or your account is tax-favored.

Payments to broker-dealers and other financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial advisor to recommend the fund over another investment. Ask your individual financial advisor or visit your financial intermediary’s website for more information.

MFGEIPX-063-1115P Litho in USA CGD/RRD/9773	Investment Company File No. 811-21981

THE FUND PROVIDES A SPANISH TRANSLATION OF THE ABOVE SUMMARY PROSPECTUS IN CONNECTION WITH THE PUBLIC OFFERING AND SALE OF ITS SHARES. THE ENGLISH LANGUAGE SUMMARY PROSPECTUS ABOVE IS A FAIR AND ACCURATE REPRESENTATION OF THE SPANISH EQUIVALENT.

/s/	STEVEN I. KOSZALKA
STEVEN I. KOSZALKA

American Funds Target Date Retirement Series® Summary Prospectus Supplement November 1, 2015

For the following summary prospectuses dated January 1, 2015

American Funds 2060 Target Date Retirement FundSM

American Funds 2055 Target Date Retirement Fund®

American Funds 2050 Target Date Retirement Fund®

American Funds 2045 Target Date Retirement Fund®

American Funds 2040 Target Date Retirement Fund®

American Funds 2035 Target Date Retirement Fund®

American Funds 2030 Target Date Retirement Fund®

American Funds 2025 Target Date Retirement Fund®

American Funds 2020 Target Date Retirement Fund®

American Funds 2015 Target Date Retirement Fund®

American Funds 2010 Target Date Retirement Fund®

Keep this amendment with your summary prospectus. Each fund’s summary prospectus consists of this amendment and the fund’s summary prospectus, as supplemented to date (which is incorporated herein by reference). For additional information about a fund, you should refer to its prospectus and statement of additional information, in each case as supplemented to date, except where specific information is provided in this amendment, in which case the disclosure provided in this amendment is controlling.

On or about November 20, 2015, the funds listed on the cover of this amendment expect to issue a new class of shares, Class R-5E shares, which will generally be available only to retirement plans established under Internal Revenue Code Sections 401(a), 403(b) or 457, and to nonqualified deferred compensation plans and certain voluntary employee benefit association and post-retirement benefit plans. You are receiving this amendment because you hold, or have recently held, shares of one or more of the funds listed on the previous page and the summary prospectus for each fund is being amended hereby.

1.	The legend on the cover page of the summary prospectus for each of the funds listed on the cover of this amendment is amended in its entirety to read as follows:

Before you invest, you may want to review the fund’s prospectus and statement of additional information, which contain more information about the fund and its risks. You can find the fund’s prospectus, statement of additional information and other information about the fund online at americanfunds.com/prospectus. You can also get this information at no cost by calling (800) 421-4225 or by sending an email request to prospectus@americanfunds.com. The current prospectus and statement of additional information, dated November 1, 2015, are incorporated by reference into this summary prospectus.

2.	The “Fees and expenses of the fund” section of the summary prospectus for the fund listed below is amended by replacing the “Annual fund operating expenses” table and the cumulative estimated expense example tables under the heading “Example” with the updated tables set forth below. Except as indicated below each table, footnotes in the summary prospectus remain unchanged.

American Funds 2060 Target Date Retirement Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	A	B	C	F-1	F-2	R-1	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
Management fees	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution and/or service (12b-1) fees[2]	0.30	1.00	1.00	0.25	none	1.00	0.75	0.60	0.50	0.25	none	none	none
Other expenses[2]	0.41	0.40	0.40	0.43	0.44	0.43	0.66	0.51	0.46	0.41	0.46	0.35	0.30
Acquired (underlying) fund fees and expenses[2]	0.41	0.41	0.41	0.41	0.41	0.41	0.41	0.41	0.41	0.41	0.41	0.41	0.41
Total annual fund operating expenses	1.22	1.91	1.91	1.19	0.95	1.94	1.92	1.62	1.47	1.17	0.97	0.86	0.81
Fee waiver and/or expense reimbursement[3]	0.34	0.34	0.34	0.34	0.34	0.34	0.34	0.34	0.34	0.34	0.34	0.34	0.34
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.88	1.57	1.57	0.85	0.61	1.60	1.58	1.28	1.13	0.83	0.63	0.52	0.47

2 Based on estimated amounts for the current fiscal year.

3 The investment adviser is currently waiving its management fee of .10%. In addition, the investment adviser is currently reimbursing a portion of the other expenses for each share class. This waiver and reimbursement will be in effect through at least November 1, 2016. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. The waiver may only be modified or terminated with the approval of the series’ board.

Example

Share classes	1 year	3 years
A	$660	$908
B	660	967
C	260	567
F-1	87	344
F-2	62	269
R-1	163	576
R-2	161	569
R-2E	130	477
R-3	115	430
R-4	85	338
R-5E	64	274
R-5	53	240
R-6	48	225

Share classes	1 year	3 years
B	$160	$567

C	160	567

American Funds Target Date Retirement Series / Summary Prospectus Amendment Page 1

3.	The “Fees and expenses of the fund” section of the summary prospectus for each of the funds listed below is amended by (i) replacing the columns captioned “R-2,” “R-2E” and “R-3” in the “Annual fund operating expenses” table with the corresponding columns set forth under such fund’s name below, (ii) supplementing the “Annual fund operating expenses” table with the additional column captioned “R-5E” set forth under such fund’s name below, (iii) replacing the line items captioned “R-2,” “R-2E” and “R-3” in the cumulative estimated expense example table under the heading “Example” with the corresponding line items set forth under such fund’s name below and (iv) supplementing the cumulative estimated expense example table under the heading “Example” with the additional line item captioned “R-5E” set forth under such fund’s name below. Expense information for all other share classes, including annual fund operating expenses for other Class R shares (which are shown for comparative purposes only), remains unchanged. Except as indicated below each table, footnotes in the summary prospectus remain unchanged.

American Funds 2055 Target Date Retirement Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	R-1	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
Management fees	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution and/or service (12b-1) fees	1.00	0.75	0.60[3]	0.50	0.25	none	none	none
Other expenses	0.20	0.43[3]	0.24	0.24[3]	0.18	0.23[3]	0.13	0.06
Acquired (underlying) fund fees and expenses	0.41	0.41	0.41	0.41	0.41	0.41	0.41	0.41
Total annual fund operating expenses	1.71	1.69	1.35	1.25	0.94	0.74	0.64	0.57
Fee waiver[2]	0.10	0.10	0.10	0.10	0.10	0.10	0.10	0.10
Total annual fund operating expenses after fee waiver	1.61	1.59	1.25	1.15	0.84	0.64	0.54	0.47

2 The investment adviser is currently waiving its management fee of .10%. This waiver will be in effect through at least November 1, 2016. The waiver may only be modified or terminated with the approval of the series’ board.

3 Based on estimated amounts for the current fiscal year.

Example

Share classes	1 year	3 years	5 years	10 years
R-2	$162	$523	$908	$1,988
R-2E	127	418	729	1,614
R-3	117	386	676	1,501
R-5E	65	226	401	908

American Funds 2050 Target Date Retirement Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	R-1	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
Management fees	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%

Distribution and/or service (12b-1) fees	1.00	0.75	0.60[3]	0.50	0.25	none	none	none
Other expenses	0.16	0.39[3]	0.18	0.20[3]	0.13	0.19[3]	0.08	0.03
Acquired (underlying) fund fees and expenses	0.41	0.41	0.41	0.41	0.41	0.41	0.41	0.41
Total annual fund operating expenses	1.67	1.65	1.29	1.21	0.89	0.70	0.59	0.54
Fee waiver[2]	0.10	0.10	0.10	0.10	0.10	0.10	0.10	0.10
Total annual fund operating expenses after fee waiver	1.57	1.55	1.19	1.11	0.79	0.60	0.49	0.44

2 The investment adviser is currently waiving its management fee of .10%. This waiver will be in effect through at least November 1, 2016. The waiver may only be modified or terminated with the approval of the series’ board.

3 Based on estimated amounts for the current fiscal year.

Example

Share classes	1 year	3 years	5 years	10 years
R-2	$158	$510	$887	$1,944
R-2E	121	399	697	1,546
R-3	113	374	655	1,456
R-5E	61	214	379	860

American Funds Target Date Retirement Series / Summary Prospectus Amendment Page 2

American Funds 2045 Target Date Retirement Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	R-1	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
Management fees	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution and/or service (12b-1) fees	1.00	0.75	0.60[3]	0.50	0.25	none	none	none
Other expenses	0.16	0.39[3]	0.18	0.20[3]	0.13	0.19[3]	0.07	0.02
Acquired (underlying) fund fees and expenses	0.41	0.41	0.41	0.41	0.41	0.41	0.41	0.41
Total annual fund operating expenses	1.67	1.65	1.29	1.21	0.89	0.70	0.58	0.53
Fee waiver[2]	0.10	0.10	0.10	0.10	0.10	0.10	0.10	0.10
Total annual fund operating expenses after fee waiver	1.57	1.55	1.19	1.11	0.79	0.60	0.48	0.43

2 The investment adviser is currently waiving its management fee of .10%. This waiver will be in effect through at least November 1, 2016. The waiver may only be modified or terminated with the approval of the series’ board.

3 Based on estimated amounts for the current fiscal year.

Example

Share classes	1 year	3 years	5 years	10 years
R-2	$158	$510	$887	$1,944
R-2E	121	399	697	1,546

R-3	113	374	655	1,456
R-5E	61	214	379	860

American Funds 2040 Target Date Retirement Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	R-1	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
Management fees	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution and/or service (12b-1) fees	1.00	0.75	0.60[3]	0.50	0.25	none	none	none
Other expenses	0.15	0.38[3]	0.17	0.19[3]	0.12	0.18[3]	0.07	0.02
Acquired (underlying) fund fees and expenses	0.41	0.41	0.41	0.41	0.41	0.41	0.41	0.41
Total annual fund operating expenses	1.66	1.64	1.28	1.20	0.88	0.69	0.58	0.53
Fee waiver[2]	0.10	0.10	0.10	0.10	0.10	0.10	0.10	0.10
Total annual fund operating expenses after fee waiver	1.56	1.54	1.18	1.10	0.78	0.59	0.48	0.43

2 The investment adviser is currently waiving its management fee of .10%. This waiver will be in effect through at least November 1, 2016. The waiver may only be modified or terminated with the approval of the series’ board.

3 Based on estimated amounts for the current fiscal year.

Example

Share classes	1 year	3 years	5 years	10 years
R-2	$157	$507	$882	$1,934
R-2E	120	396	692	1,535
R-3	112	371	650	1,444
R-5E	60	211	374	848

American Funds 2035 Target Date Retirement Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	R-1	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
Management fees	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution and/or service (12b-1) fees	1.00	0.75	0.60[3]	0.50	0.25	none	none	none
Other expenses	0.15	0.38[3]	0.17	0.19[3]	0.12	0.18[3]	0.07	0.02
Acquired (underlying) fund fees and expenses	0.41	0.41	0.41	0.41	0.41	0.41	0.41	0.41
Total annual fund operating expenses	1.66	1.64	1.28	1.20	0.88	0.69	0.58	0.53
Fee waiver[2]	0.10	0.10	0.10	0.10	0.10	0.10	0.10	0.10

Total annual fund operating expenses after fee waiver	1.56	1.54	1.18	1.10	0.78	0.59	0.48	0.43

2 The investment adviser is currently waiving its management fee of .10%. This waiver will be in effect through at least November 1, 2016. The waiver may only be modified or terminated with the approval of the series’ board.

3 Based on estimated amounts for the current fiscal year.

Example

Share classes	1 year	3 years	5 years	10 years
R-2	$157	$507	$882	$1,934
R-2E	120	396	692	1,535
R-3	112	371	650	1,444
R-5E	60	211	374	848

American Funds Target Date Retirement Series / Summary Prospectus Amendment Page 3

American Funds 2030 Target Date Retirement Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	R-1	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
Management fees	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution and/or service (12b-1) fees	1.00	0.75	0.60[3]	0.50	0.25	none	none	none
Other expenses	0.15	0.38[3]	0.15	0.19[3]	0.12	0.18[3]	0.06	0.02
Acquired (underlying) fund fees and expenses	0.40	0.40	0.40	0.40	0.40	0.40	0.40	0.40
Total annual fund operating expenses	1.65	1.63	1.25	1.19	0.87	0.68	0.56	0.52
Fee waiver[2]	0.10	0.10	0.10	0.10	0.10	0.10	0.10	0.10
Total annual fund operating expenses after fee waiver	1.55	1.53	1.15	1.09	0.77	0.58	0.46	0.42

2 The investment adviser is currently waiving its management fee of .10%. This waiver will be in effect through at least November 1, 2016. The waiver may only be modified or terminated with the approval of the series’ board.

3 Based on estimated amounts for the current fiscal year.

Example

Share classes	1 year	3 years	5 years	10 years
R-2	$156	$504	$876	$1,923
R-2E	117	386	676	1,501
R-3	111	368	644	1,433
R-5E	59	207	368	836

American Funds 2025 Target Date Retirement Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

	Share classes
	R-1	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
Management fees	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution and/or service (12b-1) fees	1.00	0.75	0.60[3]	0.50	0.25	none	none	none
Other expenses	0.15	0.38[3]	0.16	0.19[3]	0.12	0.18[3]	0.06	0.02
Acquired (underlying) fund fees and expenses	0.38	0.38	0.38	0.38	0.38	0.38	0.38	0.38
Total annual fund operating expenses	1.63	1.61	1.24	1.17	0.85	0.66	0.54	0.50
Fee waiver[2]	0.10	0.10	0.10	0.10	0.10	0.10	0.10	0.10
Total annual fund operating expenses after fee waiver	1.53	1.51	1.14	1.07	0.75	0.56	0.44	0.40

2 The investment adviser is currently waiving its management fee of .10%. This waiver will be in effect through at least November 1, 2016. The waiver may only be modified or terminated with the approval of the series’ board.

3 Based on estimated amounts for the current fiscal year.

Example

Share classes	1 year	3 years	5 years	10 years
R-2	$154	$498	$866	$1,901
R-2E	116	383	671	1,490
R-3	109	361	634	1,410
R-5E	57	201	358	812

American Funds 2020 Target Date Retirement Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	R-1	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
Management fees	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution and/or service (12b-1) fees	1.00	0.75	0.60[3]	0.50	0.25	none	none	none
Other expenses	0.15	0.38[3]	0.15	0.19[3]	0.12	0.18[3]	0.06	0.02
Acquired (underlying) fund fees and expenses	0.36	0.36	0.36	0.36	0.36	0.36	0.36	0.36
Total annual fund operating expenses	1.61	1.59	1.21	1.15	0.83	0.64	0.52	0.48
Fee waiver[2]	0.10	0.10	0.10	0.10	0.10	0.10	0.10	0.10
Total annual fund operating expenses after fee waiver	1.51	1.49	1.11	1.05	0.73	0.54	0.42	0.38

2 The investment adviser is currently waiving its management fee of .10%. This waiver will be in effect through at least November 1, 2016. The waiver may only be modified or terminated with the approval of the series’ board.

3 Based on estimated amounts for the current fiscal year.

Example

Share classes	1 year	3 years	5 years	10 years
R-2	$152	$492	$856	$1,879

R-2E	113	374	655	1,456
R-3	107	355	623	1,387
R-5E	55	195	347	788

American Funds Target Date Retirement Series / Summary Prospectus Amendment Page 4

American Funds 2015 Target Date Retirement Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	R-1	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
Management fees	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution and/or service (12b-1) fees	1.00	0.75	0.60[3]	0.50	0.25	none	none	none
Other expenses	0.14	0.38[3]	0.16	0.19[3]	0.12	0.18[3]	0.06	0.02
Acquired (underlying) fund fees and expenses	0.34	0.34	0.34	0.34	0.34	0.34	0.34	0.34
Total annual fund operating expenses	1.58	1.57	1.20	1.13	0.81	0.62	0.50	0.46
Fee waiver[2]	0.10	0.10	0.10	0.10	0.10	0.10	0.10	0.10
Total annual fund operating expenses after fee waiver	1.48	1.47	1.10	1.03	0.71	0.52	0.40	0.36

2 The investment adviser is currently waiving its management fee of .10%. This waiver will be in effect through at least November 1, 2016. The waiver may only be modified or terminated with the approval of the series’ board.

3 Based on estimated amounts for the current fiscal year.

Example

Share classes	1 year	3 years	5 years	10 years
R-2	$150	$486	$845	$1,857
R-2E	112	371	650	1,444
R-3	105	349	612	1,364
R-5E	53	188	336	764

American Funds 2010 Target Date Retirement Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
	Share classes
	R-1	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
Management fees	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution and/or service (12b-1) fees	1.00	0.75	0.60[3]	0.50	0.25	none	none	none
Other expenses	0.15	0.39[3]	0.17	0.20[3]	0.12	0.19[3]	0.07	0.02
Acquired (underlying) fund fees and expenses	0.34	0.34	0.34	0.34	0.34	0.34	0.34	0.34

Total annual fund operating expenses	1.59	1.58	1.21	1.14	0.81	0.63	0.51	0.46
Fee waiver[2]	0.10	0.10	0.10	0.10	0.10	0.10	0.10	0.10
Total annual fund operating expenses after fee waiver	1.49	1.48	1.11	1.04	0.71	0.53	0.41	0.36

2 The investment adviser is currently waiving its management fee of .10%. This waiver will be in effect through at least November 1, 2016. The waiver may only be modified or terminated with the approval of the series’ board.

3 Based on estimated amounts for the current fiscal year.

Example

Share classes	1 year	3 years	5 years	10 years
R-2	$151	$489	$850	$1,868
R-2E	113	374	655	1,456
R-3	106	352	617	1,376
R-5E	54	192	341	776

American Funds Target Date Retirement Series / Summary Prospectus Amendment Page 5

4.	The “Investment results” section of the summary prospectus for each of the funds listed below is amended by replacing the “Calendar year total returns for Class A shares” bar chart and the “Average annual total returns” table with the updated chart and table set forth under such fund’s name below.

American Funds 2055 Target Date Retirement Fund

Average annual total returns For the periods ended December 31, 2014 (with maximum sales charge):
Share class	Inception date	1 year	5 years	Lifetime
A – Before taxes	2/1/2010	0.58%	N/A	10.91%
– After taxes on distributions		–0.14	N/A	10.05
– After taxes on distributions and sale of fund shares		0.99	N/A	8.37

Share classes	Inception date	1 year	5 years	Lifetime
R-1	2/1/2010	5.89%	N/A	11.38
R-2	2/1/2010	5.89	N/A	11.44
R-3	2/1/2010	6.38	N/A	11.86
R-4	2/1/2010	6.69	N/A	12.22
R-5	2/1/2010	6.98	N/A	12.55

R-6	2/1/2010	7.01	N/A	12.60

Indexes	1 year	5 years	Lifetime (from Class A inception)
S&P Target Date Through 2055+ Index (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	6.03%	11.57%	12.30%
S&P 500 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	13.66	15.44	16.27
MSCI All Country World ex USA Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	–3.87	4.43	5.52
Barclays U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	5.97	4.45	4.24
Lipper Mixed-Asset Target 2055+ Funds Index (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	6.17	N/A	N/A

American Funds Target Date Retirement Series / Summary Prospectus Amendment Page 6

American Funds 2050 Target Date Retirement Fund

Average annual total returns For the periods ended December 31, 2014 (with maximum sales charge):
Share class	Inception date	1 year	5 years	Lifetime
A – Before taxes	2/1/2007	0.60%	10.14%	5.23%
– After taxes on distributions		–0.24	9.31	4.40
– After taxes on distributions and sale of fund shares		1.10	7.81	3.84

Share classes	Inception date	1 year	5 years	Lifetime
R-1	2/1/2007	5.88%	10.58%	5.21%
R-2	2/1/2007	5.94	10.66	5.24
R-3	2/1/2007	6.37	11.07	5.66
R-4	2/1/2007	6.65	11.41	6.00
R-5	2/1/2007	7.05	11.76	6.33

R-6	7/13/2009	7.02	11.82	15.13

Indexes	1 year	5 years	Lifetime (from Class A inception)
S&P Target Date Through 2050 Index (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	6.08%	11.51%	5.22%
S&P 500 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	13.66	15.44	6.85
MSCI All Country World ex USA Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	–3.87	4.43	1.19
Barclays U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	5.97	4.45	5.11
Lipper Mixed-Asset Target 2050 Funds Index (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	4.32	10.56	N/A

American Funds Target Date Retirement Series / Summary Prospectus Amendment Page 7

American Funds 2045 Target Date Retirement Fund

Average annual total returns For the periods ended December 31, 2014 (with maximum sales charge):
Share class	Inception date	1 year	5 years	Lifetime
A – Before taxes	2/1/2007	0.56%	10.13%	5.23%
– After taxes on distributions		–0.22	9.32	4.46
– After taxes on distributions and sale of fund shares		1.02	7.79	3.85

Share classes	Inception date	1 year	5 years	Lifetime
R-1	2/1/2007	5.93%	10.57%	5.22%
R-2	2/1/2007	5.97	10.66	5.25
R-3	2/1/2007	6.35	11.06	5.66
R-4	2/1/2007	6.72	11.42	6.02
R-5	2/1/2007	7.03	11.76	6.33

R-6	7/13/2009	7.09	11.80	15.13

Indexes	1 year	5 years	Lifetime (from Class A inception)
S&P Target Date Through 2045 Index (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	6.11%	11.38%	5.15%
S&P 500 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	13.66	15.44	6.85
MSCI All Country World ex USA Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	–3.87	4.43	1.19
Barclays U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	5.97	4.45	5.11
Lipper Mixed-Asset Target 2045 Funds Index (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	6.01	10.78	N/A

American Funds Target Date Retirement Series / Summary Prospectus Amendment Page 8

American Funds 2040 Target Date Retirement Fund

Average annual total returns For the periods ended December 31, 2014 (with maximum sales charge):
Share class	Inception date	1 year	5 years	Lifetime
A – Before taxes	2/1/2007	0.50%	10.11%	5.23%
– After taxes on distributions		–0.35	9.30	4.45
– After taxes on distributions and sale of fund shares		1.06	7.78	3.85

Share classes	Inception date	1 year	5 years	Lifetime
R-1	2/1/2007	5.78%	10.56%	5.20%
R-2	2/1/2007	5.90	10.64	5.24
R-3	2/1/2007	6.30	11.04	5.66
R-4	2/1/2007	6.60	11.42	6.00
R-5	2/1/2007	6.90	11.76	6.32

R-6	7/27/2009	6.96	11.79	13.57

Indexes	1 year	5 years	Lifetime (from Class A inception)
S&P Target Date Through 2040 Index (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	6.14%	11.33%	5.25%
S&P 500 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	13.66	15.44	6.85
MSCI All Country World ex USA Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	–3.87	4.43	1.19
Barclays U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	5.97	4.45	5.11
Lipper Mixed-Asset Target 2040 Funds Index (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	5.48	10.18	4.22

American Funds Target Date Retirement Series / Summary Prospectus Amendment Page 9

American Funds 2035 Target Date Retirement Fund

Average annual total returns For the periods ended December 31, 2014 (with maximum sales charge):
Share class	Inception date	1 year	5 years	Lifetime
A – Before taxes	2/1/2007	0.54%	10.03%	5.17%
– After taxes on distributions		–0.26	9.20	4.36
– After taxes on distributions and sale of fund shares		1.03	7.70	3.79

Share classes	Inception date	1 year	5 years	Lifetime
R-1	2/1/2007	5.81%	10.49%	5.14%
R-2	2/1/2007	5.94	10.56	5.19
R-3	2/1/2007	6.36	10.97	5.59
R-4	2/1/2007	6.66	11.33	5.94
R-5	2/1/2007	7.04	11.67	6.27

R-6	7/13/2009	7.02	11.71	15.01

Indexes	1 year	5 years	Lifetime (from Class A inception)
S&P Target Date Through 2035 Index (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	6.13%	11.10%	5.23%
S&P 500 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	13.66	15.44	6.85
MSCI All Country World ex USA Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	–3.87	4.43	1.19
Barclays U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	5.97	4.45	5.11
Lipper Mixed-Asset Target 2035 Funds Index (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	5.88	10.24	N/A

American Funds Target Date Retirement Series / Summary Prospectus Amendment Page 10

American Funds 2030 Target Date Retirement Fund

Average annual total returns For the periods ended December 31, 2014 (with maximum sales charge):
Share class	Inception date	1 year	5 years	Lifetime
A – Before taxes	2/1/2007	0.50%	10.01%	5.17%
– After taxes on distributions		–0.39	9.17	4.35
– After taxes on distributions and sale of fund shares		1.07	7.69	3.79

Share classes	Inception date	1 year	5 years	Lifetime
R-1	2/1/2007	5.86%	10.49%	5.15%
R-2	2/1/2007	5.89	10.54	5.18
R-3	2/1/2007	6.31	10.96	5.59
R-4	2/1/2007	6.69	11.31	5.94
R-5	2/1/2007	7.00	11.66	6.26

R-6	7/13/2009	7.06	11.72	14.95

Indexes	1 year	5 years	Lifetime (from Class A inception)
S&P Target Date Through 2030 Index (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	6.05%	10.79%	5.24%
S&P 500 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	13.66	15.44	6.85
MSCI All Country World ex USA Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	–3.87	4.43	1.19
Barclays U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	5.97	4.45	5.11
Lipper Mixed-Asset Target 2030 Funds Index (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	5.31	9.59	4.31

American Funds Target Date Retirement Series / Summary Prospectus Amendment Page 11

American Funds 2025 Target Date Retirement Fund

Average annual total returns For the periods ended December 31, 2014 (with maximum sales charge):
Share class	Inception date	1 year	5 years	Lifetime
A – Before taxes	2/1/2007	0.22%	9.55%	4.80%
– After taxes on distributions		–0.60	8.68	3.94
– After taxes on distributions and sale of fund shares		0.82	7.29	3.47

Share classes	Inception date	1 year	5 years	Lifetime
R-1	2/1/2007	5.47%	10.00%	4.78%
R-2	2/1/2007	5.66	10.08	4.82
R-3	2/1/2007	6.00	10.47	5.22
R-4	2/1/2007	6.38	10.83	5.57
R-5	2/1/2007	6.61	11.15	5.88

R-6	7/13/2009	6.66	11.23	14.28

Indexes	1 year	5 years	Lifetime (from Class A inception)
S&P Target Date Through 2025 Index (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	5.98%	10.37%	5.14%
S&P 500 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	13.66	15.44	6.85
MSCI All Country World ex USA Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	–3.87	4.43	1.19
Barclays U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	5.97	4.45	5.11
Lipper Mixed-Asset Target 2025 Funds Index (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	5.63	9.24	N/A

American Funds Target Date Retirement Series / Summary Prospectus Amendment Page 12

American Funds 2020 Target Date Retirement Fund

Average annual total returns For the periods ended December 31, 2014 (with maximum sales charge):
Share class	Inception date	1 year	5 years	Lifetime
A – Before taxes	2/1/2007	0.34%	8.32%	4.21%
– After taxes on distributions		–0.49	7.37	3.29
– After taxes on distributions and sale of fund shares		0.86	6.26	2.98

Share classes	Inception date	1 year	5 years	Lifetime
R-1	2/1/2007	5.61%	8.79%	4.20%
R-2	2/1/2007	5.61	8.86	4.25
R-3	2/1/2007	6.04	9.27	4.65
R-4	2/1/2007	6.35	9.62	4.99
R-5	2/1/2007	6.68	9.93	5.30

R-6	7/13/2009	6.74	10.00	12.83

Indexes	1 year	5 years	Lifetime (from Class A inception)
S&P Target Date Through 2020 Index (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	5.80%	9.72%	4.97%
S&P 500 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	13.66	15.44	6.85
MSCI All Country World ex USA Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	–3.87	4.43	1.19
Barclays U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	5.97	4.45	5.11
Lipper Mixed-Asset Target 2020 Funds Index (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	4.97	8.44	4.53

American Funds Target Date Retirement Series / Summary Prospectus Amendment Page 13

American Funds 2015 Target Date Retirement Fund

Average annual total returns For the periods ended December 31, 2014 (with maximum sales charge):
Share class	Inception date	1 year	5 years	Lifetime
A – Before taxes	2/1/2007	0.16%	7.53%	4.06%
– After taxes on distributions		–0.76	6.41	3.01
– After taxes on distributions and sale of fund shares		0.80	5.59	2.83

Share classes	Inception date	1 year	5 years	Lifetime
R-1	2/1/2007	5.53%	8.00%	4.06%
R-2	2/1/2007	5.54	8.08	4.11
R-3	2/1/2007	5.92	8.46	4.50
R-4	2/1/2007	6.34	8.82	4.85
R-5	2/1/2007	6.67	9.14	5.17

R-6	7/13/2009	6.64	9.20	11.84

Indexes	1 year	5 years	Lifetime (from Class A inception)
S&P Target Date Through 2015 Index (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	5.68%	9.01%	5.04%
S&P 500 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	13.66	15.44	6.85
MSCI All Country World ex USA Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	–3.87	4.43	1.19
Barclays U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	5.97	4.45	5.11
Lipper Mixed-Asset Target 2015 Funds Index (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	4.84	7.11	4.15

American Funds Target Date Retirement Series / Summary Prospectus Amendment Page 14

American Funds 2010 Target Date Retirement Fund

Average annual total returns For the periods ended December 31, 2014 (with maximum sales charge):
Share class	Inception date	1 year	5 years	Lifetime
A – Before taxes	2/1/2007	0.21%	6.98%	3.79%
– After taxes on distributions		–0.87	5.60	2.55
– After taxes on distributions and sale of fund shares		0.95	5.07	2.56

Share classes	Inception date	1 year	5 years	Lifetime
R-1	2/1/2007	5.54%	7.46%	3.80%
R-2	2/1/2007	5.68	7.53	3.85
R-3	2/1/2007	6.04	7.93	4.25
R-4	2/1/2007	6.37	8.26	4.58
R-5	2/1/2007	6.73	8.62	4.90

R-6	7/13/2009	6.79	8.66	11.14

Indexes	1 year	5 years	Lifetime (from Class A inception)
S&P Target Date Through 2010 Index (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	5.34%	8.16%	4.98%
S&P 500 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	13.66	15.44	6.85
MSCI All Country World ex USA Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	–3.87	4.43	1.19
Barclays U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	5.97	4.45	5.11
Lipper Mixed-Asset Target 2010 Funds Index (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	4.16	7.02	4.26

Lit. No. MFGEBS-143-1015P Litho in USA CGD/RRD/10039-S51433